Document and Entity Information	Oct. 30, 2023
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 30, 2023
Entity Registrant Name	RIGETTI COMPUTING, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-40140
Entity Tax Identification Number	88-0950636
Entity Address Address Line 1	775 Heinz Avenue
Entity Address City Or Town	Berkeley
Entity Address State Or Province	CA
Entity Address Postal Zip Code	94710
City Area Code	510
Local Phone Number	210-5550
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001838359
Amendment Flag	false
Common Stock, $0.0001 par value per share [Member]
Entity Information [Line Items]
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	RGTI
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share [Member]
Entity Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Trading Symbol	RGTIW
Security Exchange Name	NASDAQ